Intangible assets	9 Months Ended
Sep. 30, 2025
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets are mainly comprised of the intellectual property underlying:
(i)The collaboration and license agreement with the CNRS, Montpellier 2 University and the Curie for which the Group paid a milestone of €40 thousand in September 2019 as a result of the entry in phase 2 of ABX464.
(ii)Patents acquired through the acquisition of Prosynergia of €6,529 thousand. The patents are not yet amortized, similarly to licenses, and are included in the ABX464 CGU for impairment test purposes.

Licenses and patents recognized as Intangible assets are not amortized since they are not operating in a manner intended by the management. As a consequence, and in accordance with IAS 36, those assets were subject to an annual impairment test as of
December 31, 2024, which did not result in any impairment loss. As of September 30, 2025, no indicator of impairment has been identified.

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF DECEMBER 31, 2023	120	24	6,529	6,673
Acquisition	—	3	—	3
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2024	120	27	6,529	6,677

GROSS VALUES
AS OF DECEMBER 31, 2024	120	27	6,529	6,677
Acquisition	—	—	—	—
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2025	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF DECEMBER 31, 2023	(45)	(24)	—	(70)
Increase	—	—	—	—
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2024	(45)	(25)	—	(70)

AS OF DECEMBER 31, 2024	(45)	(25)	—	(70)
Increase	—	(1)	—	(1)
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2025	(45)	(26)	—	(71)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF SEPTEMBER 30, 2024	$75	3	6,529	6,607
AS OF DECEMBER 31, 2024	$75	3	6,529	6,606
AS OF SEPTEMBER 30, 2025	$75	2	6,529	6,606